RISK MANAGEMENT - Credit risk model scenario tables (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
COLOMBIA
Disclosure of financial assets [line items]
Inflation	5.10%
DTF Interest rate	8.95%
GDP Growth	2.60%
Unemployment rate	8.00%
COLOMBIA | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	4.43%	3.90%
DTF Interest rate, one-year projection	8.17%	4.97%
GDP Growth, one-year projection	1.46%	0.55%
Interest rate, one-year projection	8.50%	5.25%
Unemployment rate, one-year projection	9.83%	11.46%
COLOMBIA | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	4.62%	3.90%
DTF Interest rate, one-year projection	9.26%	6.03%
GDP Growth, one-year projection	2.75%	2.68%
Interest rate, one-year projection	9.25%	6.25%
Unemployment rate, one-year projection	8.72%	10.46%
COLOMBIA | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	4.63%	3.67%
DTF Interest rate, one-year projection	8.51%	5.82%
GDP Growth, one-year projection	3.23%	3.75%
Interest rate, one-year projection	8.50%	6.25%
Unemployment rate, one-year projection	7.83%	9.99%
PANAMA
Disclosure of financial assets [line items]
Inflation	(0.21%)
IMAE, percentage	4.03%
Nominal interest rate variation	0.23%
PANAMA | Scenario A
Disclosure of financial assets [line items]
Inflation, one-year projection	2.51%	2.33%
IMAE, percentage, one-year projection	3.69%	2.79%
Nominal interest rate variation, one-year projection	0.49%	0.14%
PANAMA | Scenario B
Disclosure of financial assets [line items]
Inflation, one-year projection	1.57%	2.15%
IMAE, percentage, one-year projection	4.12%	3.03%
Nominal interest rate variation, one-year projection	(0.30%)	0.10%
PANAMA | Scenario C
Disclosure of financial assets [line items]
Inflation, one-year projection	1.21%	1.51%
IMAE, percentage, one-year projection	4.46%	3.42%
Nominal interest rate variation, one-year projection	(0.42%)	(0.02%)